Share Capital and Employee Compensation Plans - Option Activity (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Share options outstanding, beginning (shares) | shares	396	513
Granted (shares) | shares	0	0
Exercised (shares) | shares	(202)	(101)
Expired (shares) | shares	(1)
Forfeited (shares) | shares	(30)	(16)
Share options outstanding, ending (shares) | shares	163	396
Outstanding, beginning of period (CAD$ per share) | $ / shares	$ 22.90	$ 22.32
Granted (CAD$ per share) | $ / shares	0	0
Exercised (CAD$ per share) | $ / shares	23.15	20.07
Expired (CAD$ per share) | $ / shares	22.95
Forfeited (CAD$ per share) | $ / shares	22.92	22.25
Outstanding, end of period (CAD$ per share) | $ / shares	$ 22.57	$ 22.90
Equity-settled RSUs
Disclosure of range of exercise prices of outstanding share options [line items]
Other equity instruments outstanding. beginning (shares) | shares	159	0
Granted (shares) | shares	90	159
Exercised (shares) | shares	(48)	0
Expired (in shares) | shares	0
Forfeited (shares) | shares	(17)	0
Other equity instruments outstanding, ending (shares) | shares	184	159
Beginning balance (CAD$ per share) | $ / shares	$ 31.60	$ 0
Granted (CAD$ per share) | $ / shares	68.41	31.60
Exercised (CAD$ per share) | $ / shares	31.61	0
Expired (CAD$ per share) | $ / shares	0
Forfeited (CAD$ per share) | $ / shares	31.61	0
Ending balance (CAD$ per share) | $ / shares	$ 49.88	$ 31.60